Income Taxes - Schedule of Deferred Income Tax Asset Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 21,466	$ 17,001
Additions charged to expense	14,543	4,465
Balance at end of year	$ 36,009	$ 21,466